Sales - Reconciliation of customer contract net assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Customer contract net assets at beginning of period	€ 771	€ 784	€ 815
Business related variations	(60)	(13)	(36)
Translation adjustment	(3)	1	(1)
Reclassifications and other items	0	0	6
Customer contract net assets at end of period	€ 709	€ 771	€ 784